As filed with the Securities and Exchange Commission on July 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2015

Date of reporting period:  May 31, 2014

Item 1. Schedules of Investments.

Wasmer Schroeder High Yield Municipal Fund
Schedule of Investments
May 31, 2014 (Unaudited)
	Principal
MUNICIPAL BONDS - 97.25%	Amount/ Shares	Value
Alabama - 5.29%
Alabama Agricultural & Mechanical University Revenue Bonds
4.00%, 11/01/2020 (Callable 05/01/2017) (AMBAC Insured)	$300,000	$301,299
4.25%, 11/01/2025 (Callable 05/01/2017) (AMBAC Insured)	20,000	20,081
County of Jefferson AL Revenue Bonds
5.25%, 01/01/2015 (Callable 08/25/2014)	175,000	175,975
5.25%, 01/01/2016 (Callable 08/25/2014)	90,000	90,708
5.25%, 01/01/2020 (Callable 08/25/2014)	300,000	300,072
5.50%, 01/01/2021 (Callable 08/25/2014) (AGM Insured)	275,000	275,176
5.50%, 01/01/2022 (Callable 08/25/2014)	145,000	145,045
5.25%, 01/01/2023 (Callable 08/25/2014)	100,000	100,034
5.25%, 01/01/2023 (Callable 08/25/2014) (AGM Insured)	100,000	100,040
4.75%, 01/01/2025 (Callable 08/25/2014)	465,000	449,599
4.75%, 01/01/2025 (Callable 08/25/2014) (AGM Insured)	800,000	799,976
		2,758,005
Arizona - 1.00%
Industrial Development Authority of the County of Pima Revenue Bonds
4.50%, 06/01/2030 (Callable 06/01/2022)	500,000	521,825
California - 7.68%
California Pollution Control Financing Authority Revenue Bonds
5.00%, 07/01/2037 (Callable 07/01/2017)	1,000,000	1,017,910
Ceres Redevelopment Agency Tax Allocation
4.00%, 11/01/2031 (Callable 11/01/2016) (AMBAC Insured)	500,000	446,605
Contra Costa County Public Financing Authority Tax Allocation
5.00%, 08/01/2037 (Callable 08/01/2017) (NATL Insured)	250,000	241,663
Hercules Redevelopment Agency Tax Allocation
5.00%, 08/01/2025 (Callable 02/01/2018) (AMBAC Insured)	200,000	173,276
Lancaster Financing Authority Tax Allocation
4.50%, 02/01/2031 (Callable 02/01/2016)	125,000	88,719
5.00%, 02/01/2037 (Callable 02/01/2016)	160,000	112,432
Placer County Community Facilities District Special Tax
5.00%, 09/01/2026 (Callable 09/01/2021)	500,000	508,160
Soledad Redevelopment Agency Tax Allocation
5.00%, 12/01/2032 (Callable 12/01/2017) (XLCA Insured)	600,000	477,654
Stockton Public Financing Authority Revenue Bonds
5.25%, 09/01/2037 (Callable 09/01/2016) (RADIAN Insured)	215,000	167,395
City of Stockton CA Certificate Participation
5.20%, 09/01/2029 (Callable 08/25/2014) (NATL Insured)	500,000	500,280
City of Vernon CA Electric System Revenue Bonds
5.50%, 08/01/2041 (Callable 08/01/2022)	250,000	269,553
		4,003,645
Colorado - 3.53%
Denver Convention Center Hotel Authority Revenue Bonds
5.25%, 12/01/2023 (Callable 11/01/2016) (XLCA Insured)	200,000	209,236
5.00%, 12/01/2035 (Callable 11/01/2016) (XLCA Insured)	750,000	758,783
E-470 Public Highway Authority Revenue Bonds
0.00%, 09/01/2030 (Callable 09/01/2020) (NATL Insured) (d)	500,000	210,880
Public Authority for Colorado Energy Revenue Bonds
6.50%, 11/15/2038	500,000	658,990
		1,837,889
District of Columbia - 2.97%
District of Columbia Revenue Bonds
5.00%, 02/01/2035 (Callable 02/01/2016) (NATL Insured)	495,000	505,073
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
5.00%, 10/01/2053 (Callable 04/01/2022)	1,000,000	1,044,010
		1,549,083
Florida - 21.86%
Beacon Tradeport Community Development District Special Assessment
5.25%, 05/01/2016 (RADIAN Insured)	115,000	115,056
5.50%, 05/01/2022 (RADIAN Insured)	300,000	300,096
5.625%, 05/01/2032 (RADIAN Insured)	800,000	800,160
Collier County Educational Facilities Authority Revenue Bonds
6.125%, 11/01/2043 (Callable 11/01/2023)	1,000,000	1,038,670
Town of Davie FL Revenue Bonds
6.00%, 04/01/2042 (Callable 04/01/2023)	500,000	571,310
Florida Gulf Coast University Financing Corp Revenue Bonds
5.00%, 02/01/2043 (Callable 02/01/2023)	600,000	634,956
Florida Higher Educational Facilities Financial Authority Revenue Bonds
5.00%, 04/01/2032 (Callable 04/01/2022)	500,000	513,980
Florida Governmental Utility Authority Revenue Bonds
4.625%, 07/01/2035 (Callable 07/01/2015) (AMBAC Insured)	480,000	482,107
Hillsborough County Industrial Development Authority Revenue Bonds
5.25%, 10/01/2041 (Callable 10/01/2016)	500,000	515,510
Midtown Miami Community Development District Special Assessment
5.00%, 05/01/2037 (Callable 05/01/2023)	350,000	354,694
Palm Beach County Health Facilities Authority Revenue Bonds
7.25%, 06/01/2034 (Callable 06/01/2022)	750,000	833,873
Pinellas County Educational Facilities Authority Revenue Bonds
5.25%, 10/01/2029 (Callable 10/01/2016) (ACA Insured)	500,000	505,405
6.00%, 10/01/2041 (Callable 10/01/2021)	340,000	369,070
Talis Park Community Development District Special Assessment
5.25%, 05/01/2016	1,000,000	1,008,730
5.55%, 05/01/2036 (Callable 05/01/2015)	1,535,000	1,543,734
Villagewalk of Bonita Springs Community Development District Special Assessment
5.15%, 05/01/2038 (Callable 05/01/2017)	880,000	892,276
Winter Garden Village at Fowler Groves Community Development District Special Assessment
5.65%, 05/01/2037 (Callable 05/01/2016)	895,000	911,942
		11,391,569
Gaum - 1.01%
Guam Power Authority Revenue Bonds
5.00%, 10/01/2034 (Callable 10/01/2022)	500,000	527,470
Hawaii - 0.48%
Kuakini Health System Revenue Bonds
6.375%, 07/01/2032 (Callable 08/25/2014)	250,000	250,365
Illinois - 6.28%
City of Chicago IL General Obligation Bonds
5.00%, 01/01/2029 (Callable 01/01/2020) (AGM Insured)	500,000	525,770
5.25%, 01/01/2033 (Callable 01/01/2018)	340,000	350,472
Chicago Board of Education General Obligation Bonds
5.00%, 12/01/2042 (Callable 12/01/2022) (AGM Insured)	1,000,000	1,039,250
State of Illinois General Obligation Bonds
5.00%, 05/01/2034 (Callable 05/01/2024)	500,000	534,220
Village of Lombard IL Revenue Bonds
4.00%, 07/01/2019	170,000	154,889
St. Clair County School District No. 189 East St. Louis General Obligation Bonds
4.95%, 01/01/2017 (Callable 08/25/2014) (NATL Insured)	685,000	666,772
		3,271,373
Iowa - 1.90%
Iowa Finance Authority Revenue Bonds
4.75%, 08/01/2042 (Callable 08/01/2022)	1,000,000	987,700
Louisiana - 2.98%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
6.30%, 07/01/2030 (AMBAC Insured)	225,000	250,947
Louisiana Public Facilities Authority Revenue Bonds
5.00%, 07/01/2017 (Callable 07/01/2016) (CIFG Insured)	100,000	101,969
5.00%, 07/01/2030 (Callable 07/01/2016) (CIFG Insured)	425,000	404,239
4.50%, 07/01/2038 (Callable 07/01/2016) (CIFG Insured)	335,000	271,049
Parish of St. John the Baptist LA Revenue Bonds
5.125%, 06/01/2037 (Callable 06/01/2017)	500,000	523,030
		1,551,233
Maryland - 1.07%
City of Baltimore MD Revenue Bonds
5.25%, 09/01/2023 (Callable 09/01/2016) (XLCA Insured)	205,000	214,555
5.25%, 09/01/2025 (Callable 09/01/2016) (XLCA Insured)	50,000	51,044
5.25%, 09/01/2026 (Callable 09/01/2016) (XLCA Insured)	50,000	50,884
5.00%, 09/01/2032 (Callable 09/01/2016) (XLCA Insured)	55,000	54,606
5.25%, 09/01/2039 (Callable 09/01/2016) (XLCA Insured)	185,000	185,372
		556,460
Michigan - 5.95%
City of Detroit MI General Obligation Bonds
5.00%, 04/01/2020 (Callable 08/25/2014) (NATL Insured)	145,000	130,152
City of Detroit MI Sewage Disposal System Revenue Bonds
7.00%, 07/01/2027 (Callable 07/01/2019) (AGM Insured)	1,000,000	1,089,090
City of Detroit MI Water Supply System Revenue Bonds
5.00%, 07/01/2030 (Callable 08/25/2014) (NATL Insured)	830,000	829,975
5.00%, 07/01/2034 (Callable 08/25/2014) (NATL Insured)	500,000	499,970
5.00%, 07/01/2034 (Callable 07/01/2016) (AGM Insured)	290,000	287,088
Detroit Wayne County Stadium Authority Revenue Bonds
5.00%, 10/01/2026 (Callable 10/01/2022) (AGM Insured)	250,000	266,628
		3,102,903
Minnesota - 7.24%
Southcentral Minnesota Multi-County Housing & Redevelopment Authority Revenue Bonds
3.096%, 02/01/2017 (Callable 02/01/2015) (b)(c)	450,000	157,500
3.096%, 02/01/2025 (Callable 02/01/2015) (b)(c)	9,500,000	3,325,000
3.096%, 02/01/2050 (b)(c)	15,000	5,250
3.096%, 02/01/2050 (b)(c)	30,000	10,500
3.096%, 02/01/2050 (b)(c)	20,000	7,000
3.096%, 02/01/2050 (b)(c)	20,000	7,000
3.096%, 02/01/2050 (b)(c)	65,000	22,750
3.096%, 06/01/2050 (b)(c)	10,000	3,500
City of Wayzata MN Revenue Bonds
5.10%, 11/01/2024 (Callable 05/01/2019)	215,000	236,266
		3,774,766
Nevada - 1.00%
City of Las Vegas NV Special Assessment
4.625%, 06/01/2021 (Callable 06/01/2017) (AMBAC Insured)	500,000	519,560
New Mexico - 0.98%
City of Farmington NM Revenue Bonds
4.875%, 04/01/2033 (Callable 04/01/2016)	500,000	509,940
New York - 4.09%
New York City Industrial Development Agency Revenue Bonds
5.00%, 01/01/2046 (Callable 01/01/2017) (AMBAC Insured)	1,000,000	1,003,310
New York State Dormitory Authority Revenue Bonds
5.125%, 07/01/2034 (Callable 08/25/2014) (AMBAC Insured)	500,000	500,030
City of Niagara Falls NY General Obligation Bonds
4.50%, 05/15/2028 (Callable 05/15/2017) (AMBAC Insured)	625,000	630,481
		2,133,821
Ohio - 0.53%
City of Cleveland OH Airport System Revenue Revenue Bonds
5.00%, 01/01/2025 (Callable 01/01/2022)	250,000	275,808
Pennsylvania - 1.64%
City of Harrisburg PA General Obligation Bonds
0.00%, 03/15/2016 (AMBAC Insured) (d)	100,000	89,838
0.00%, 03/15/2017 (AMBAC Insured) (d)	525,000	442,187
0.00%, 09/15/2018 (AMBAC Insured) (d)	100,000	75,171
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
5.00%, 09/15/2033 (Callable 09/15/2016) (RADIAN Insured)	250,000	249,063
		856,258
Puerto Rico - 8.72%
Commonwealth of Puerto Rico General Obligation Bonds
5.50%, 07/01/2020 (NATL Insured)	665,000	719,424
1.864%, 07/01/2021 (FGIC Insured) (e)	500,000	353,275
Puerto Rico Electric Power Authority Revenue Bonds
7.00%, 07/01/2033 (Callable 07/01/2023)	750,000	537,653
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.50%, 07/01/2029 (AMBAC Insured)	540,000	515,489
Puerto Rico Infrastructure Financing Authority Revenue Bonds
5.50%, 07/01/2023 (AMBAC Insured)	660,000	634,900
Puerto Rico Municipal Finance Agency Revenue Bonds
5.25%, 08/01/2022 (AGC Insured)	815,000	837,804
Puerto Rico Sales Tax Financing Corp Revenue Bonds
5.50%, 08/01/2021 (Callable 08/01/2019)	500,000	489,840
6.375%, 08/01/2039 (Callable 08/01/2019)	500,000	455,540
		4,543,924
Rhode Island - 0.51%
City of Central Falls RI General Obligation Bonds
4.05%, 07/15/2025 (Callable 07/15/2017) (AMBAC Insured)	280,000	264,141
South Carolina - 0.03%
Connector 2000 Association Inc. Revenue Bonds
0.00%, 01/01/2015 (d)	2,160	2,058
0.00%, 01/01/2016 (d)	2,408	2,111
0.00%, 01/01/2021 (d)	5,058	2,934
0.00%, 01/01/2022 (d)	5,349	2,830
0.00%, 01/01/2032 (Callable 04/01/2026) (d)	45,125	750
0.00%, 07/22/2051 (Callable 04/01/2026) (d)	222,170	4,468
0.00%, 07/22/2051 (Callable 04/01/2026) (d)	151,083	597
		15,747
Texas - 3.99%
Austin Convention Enterprises Inc. Revenue Bonds
5.00%, 01/01/2034 (Callable 01/01/2017) (XLCA Insured)	1,560,000	1,552,231
Texas Transportation Commission Revenue Bonds
5.00%, 08/15/2041 (Callable 08/15/2022)	500,000	528,890
		2,081,121
Vermont - 1.29%
City of Burlington VT Airport Revenue Bonds
4.00%, 07/01/2028 (Callable 07/01/2022)	750,000	670,620
Virginia - 1.91%
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Bonds
4.125%, 07/15/2042 (Callable 07/15/2022)	500,000	477,145
5.00%, 07/15/2047 (Callable 07/15/2022)	500,000	519,570
		996,715
Washington - 3.32%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
4.50%, 09/01/2022	190,000	197,416
5.25%, 09/01/2032 (Callable 09/01/2022)	1,000,000	1,018,670
Skagit County Public Hospital District No. 1 Revenue Bonds
5.00%, 12/01/2037 (Callable 12/01/2023)	500,000	514,465
		1,730,551
TOTAL MUNICIPAL BONDS (Cost $49,592,917)		50,682,492

MONEY MARKET FUNDS - 1.41%
Fidelity Institutional Tax-Exempt Portfolio- Institutional Class, 0.01% (a)	732,680	732,680
TOTAL MONEY MARKET FUNDS (Cost $732,680)		732,680

Total Investments (Cost $50,325,598) - 98.66%		51,415,172
Other Assets in Excess of Liabilities - 1.34%		696,156
TOTAL NET ASSETS - 100.00%		$52,111,328

AMBAC -	Ambac Assurance Corporation
AGC -	Assured Guaranty Corp.
AGM -	Assured Guaranty Municipal Corp.
CIFG -	CIFG Assurance North America, Inc.
FGIC -	Financial Guaranty Insurance Co.
NATL -	National Public Finance Guarantee
RADIAN -	Radian Asset Assurance Inc.
XLCA -	Syncora Guarantee Inc.
(a)	Rate shown is the 7-day annualized yield at May 31, 2014.
(b)	Security is considered illiquid. As of May 31, 2014, the value of these investments was $3,554,247 or 6.82% of total net assets.
(c)	Security is in default.
(d)	Zero coupon bond.
(e)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2014.

Wasmer Schroeder High Yield Municipal Fund
Notes to the Schedule of Investments
May 31, 2014 (Unaudited)

Note 1 – Securities Valuation

The Wasmer Schroeder High Yield Municipal Fund’s (the “Fund”) investments in securities are carried at their fair value.

Fixed income securities are valued at market on the basis of valuations furnished by an independent pricing service which utilizes dealer-supplied valuations, reported trades and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most fixed income securities are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2014, the Fund held illiquid securities with a value of $3,554,247 or 6.82% of total net assets.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Securities	$-	$50,682,492	$-	$50,682,492
Total Fixed Income	-	50,682,492	-	50,682,492
Short-Term Investments	732,680	-	-	732,680
Total Investments	$732,680	$50,682,492	$-	$51,415,172

Refer to the Fund’s Schedule of Investments for additional information. Transfers between levels are recognized at May 31, 2014, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended May 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$50,325,597

Gross unrealized appreciation	$2,619,162
Gross unrealized depreciation	(1,529,587)
Net unrealized appreciation	$1,089,575

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
         Douglas G. Hess, President

Date  7/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  7/21/14

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  7/21/14

* Print the name and title of each signing officer under his or her signature.